Financial Instruments (Details) - Schedule of repayment dates of financial liabilities - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments (Details) - Schedule of repayment dates of financial liabilities [Line Items]
Trade payables	$ 2,833	$ 776
Other payables	11,322	5,910
Financial derivatives	18,257
Lease liabilities	5,422	2,618
Other long-term liability	1,521
Liability in respect of government grants	1,988	850
Financial liabilities	41,343	10,154
First year [Member]
Financial Instruments (Details) - Schedule of repayment dates of financial liabilities [Line Items]
Trade payables	2,833	776
Other payables	11,322	5,910
Financial derivatives	14,910
Lease liabilities	2,086
Other long-term liability	417
Liability in respect of government grants	428
Financial liabilities	31,996	6,686
More than a year [Member]
Financial Instruments (Details) - Schedule of repayment dates of financial liabilities [Line Items]
Trade payables
Other payables
Financial derivatives	3,347
Lease liabilities	3,336	2,618
Other long-term liability	1,104
Liability in respect of government grants	1,560	850
Financial liabilities	$ 9,347	$ 3,468